REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2018
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2018:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Almaviva S.A. and its subsidiaries	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Porvenir S.A. and its subsidiary	Management of pension and severance funds.	Bogotá, Colombia	100%	75.67%
Main international direct subsidiaries
Leasing Bogotá Panamá S.A.	Holding company of BAC Credomatic Inc.	Panamá, Republic of Panamá	100%	68.74%
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
Main indirect subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).	Panamá, Republic of Panamá	100%	68.74%

Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2018:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.76%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2018:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco AV Villas’ most significant subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2018:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2018:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Casa de Bolsa S.A.	Brokerage firm	Bogotá, Colombia	97.30%	61.18%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.25%
Concesionaria Nueva Vía Al Mar S.A.S.	Infrastructure projects.	Cali, Colombia	100%	38.25%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	89.90%	34.38%
Estudios y Proyectos del Sol S.A.S. and its subsidiaries	Infrastructure projects.	Bogotá, Colombia	100%	38.25%
Estudios, Proyectos e Inversiones de los Andes S.A. and its subsidiaries	Infrastructure projects.	Bogotá, Colombia	99.98%	38.24%
Fiduciaria Corficolombiana S.A.	Management of trust funds.	Bogotá, Colombia	100%	38.25%
Hoteles Estelar S. A. and its subsidiaries	Construction and operation of hotels, directly or by third parties, in Colombia and abroad.	Bogotá, Colombia	84.96%	32.49%
Leasing Corficolombiana S.A.	Financial services	Bogotá, Colombia	100%	38.25%
Organización Pajonales S. A. and its subsidiaries	Investment and promotion of agricultural, livestock, forestry and agro industrial companies.	Bogotá, Colombia	99.35%	38.00%
Plantaciones Unipalma de los Llanos S.A.	Development, production and sale of African palm products.	Bogotá, Colombia	54.53%	20.86%
Promigas S.A. E.S.P. and its subsidiaries	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	19.46%
Proyectos de Infraestructura S.A. – PISA and its subsidiaries	Infrastructure projects.	Cali, Colombia	88.25%	33.75%

On September 5, 2018, Corficolombiana issued 40,000,000 common shares and 1,529,542 preferred shares without voting rights. The total amount of this issue was Ps. 988,072. Neither Grupo Aval nor its subsidiaries exercised their right of preferential subscription of common shares. As a result, Grupo Aval’s stake in Corficolombiana was diluted as follows:

	Total voting rights held by	Total ownership interest
	Grupo Aval	held by Grupo Aval
Before the issuance	62.42%	44.79%
After the issuance	52.96%	38.25%